Annual Total Returns - Fidelity® Stock Selector Large Cap Value Fund [BarChart] - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-16 - Fidelity® Stock Selector Large Cap Value Fund - Fidelity Stock Selector Large Cap Value Fund-Class A
Apr. 01, 2022
Bar Chart Table:
Annual Return 2012	15.82%
Annual Return 2013	31.87%
Annual Return 2014	13.11%
Annual Return 2015	(4.04%)
Annual Return 2016	15.73%
Annual Return 2017	11.95%
Annual Return 2018	(9.46%)
Annual Return 2019	24.29%
Annual Return 2020	3.87%
Annual Return 2021	25.25%